Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (4,569,322)	$ (3,331,708)	$ (6,706,972)	$ (10,058,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	59,926	62,087	245,787	230,071
Common stock issued to vendors	$ 101,360	153,540
Charge for common stock issued for collaboration agreement			100,002	1,500,000
Common stock issued in exchange for services			256,040	$ 82,148
Issuance of common stock for acquisition of in-process research and development			4,000,000
Warrants issued to vendors		4,775	4,775	$ 4,775
Stock-based compensation	$ 142,025	176,662	720,150	803,060
Change in fair value of warrant liability	3,011,616	1,742,090	(3,436,195)	3,654,770
Change in operating assets and liabilities:
Grants receivable	$ 449,347	172,740	72,319	(527,778)
Taxes receivable		750,356	750,356	(750,356)
Prepaid expenses	$ 41,382	37,771	(37,537)	5,302
Accounts payable	(459,603)	32,338	1,483,255	395,787
Accrued compensation	(282,841)	(188,430)	81,291	204,244
Total adjustments	3,063,212	2,943,929	4,240,243	5,602,023
Net cash used in operating activities	(1,506,110)	(387,779)	(2,466,729)	$ (4,456,973)
Investing activities
Payments for acquisition of in-process research and development			(250,000)
Purchases of fixed assets	(11,553)	(19,863)	(50,866)	$ (17,728)
Net cash used in investing activities	(11,553)	(19,863)	(300,866)	(17,728)
Financing Activities:
Net proceeds from sale of units containing common stock and warrants			1,937,894	6,210,537
Net proceeds from issuance of common stock pursuant to the equity line	246,525	$ 158,250	470,475	528,051
Proceeds from exercises of warrants	758,649		28,078	235,975
Net cash provided by financing activities	1,005,174	$ 158,250	2,436,447	6,974,563
Net decrease in cash and cash equivalents	(512,489)	(249,392)	(331,148)	2,499,862
Cash and cash equivalents at beginning of period	5,525,094	5,856,242	5,856,242	3,356,380
Cash and cash equivalents at end of period	5,012,605	5,606,850	$ 5,525,094	5,856,242
Supplemental disclosure of non cash investing and financing activities:
Fair Value of warrants issued in Unit Offering				4,827,788
Reclassification of warrant liability to additional paid in capital upon partial exercises of warrants issued in unit offering	$ 1,648,811	$ 502,025	$ 1,055,490	201,311
Supplemental information:
Cash paid for state income taxes			$ 6,994	$ 3,080